Summary of Significant Accounting Policies (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share
Three months ended March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$42,746
Unrealized loss on marketable securities held in Trust Account	744
Less: Company’s portion available to pay taxes	(43,490)
Net Income allocable to shares subject to redemption	$—

Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	26,575,685
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(9,627,185)
Add: Net income allocable to Class A common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(9,627,185)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,757,648
Basic and diluted net loss per share	$(0.82)

For the Period from September 10, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$7,355
Unrealized loss on marketable securities held in Trust Account	(15,686)
Less: Company’s portion available to pay taxes	—
Net Loss allocable to shares subject to redemption	$(8,331)
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	25,175,858
Basic and diluted net loss per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,651,707)
Add: Net loss allocable to Class A common stock subject to possible redemption	8,331
Non-Redeemable Net Loss	$(1,643,376)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	9,280,127
Basic and diluted net loss per share	$(0.18)